Organization and Principal Activities - Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries (Detail)	12 Months Ended
Mar. 31, 2019
VIEs and VIEs Subsidiaries | Hangzhou Juangua Network Co., Ltd.
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Place of incorporation	Hangzhou, China
Date of incorporation	Apr. 13, 2010
VIEs and VIEs Subsidiaries | Beijing Meilishikong Network and Technology Co., Ltd.
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Place of incorporation	Beijing, China
Date of incorporation	Jul. 06, 2010
Subsidiaries | Meili Group Limited
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Equity interest held	100.00%
Place of incorporation	Hong Kong, China
Date of incorporation	Jun. 23, 2011
Subsidiaries | Hangzhou Shiqu Information and Technology Co., Ltd.
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Equity interest held	100.00%
Place of incorporation	Hangzhou, China
Date of incorporation	Nov. 16, 2011
Subsidiaries | Meilishuo (Beijing) Network Technology Co., Ltd.
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Equity interest held	100.00%
Place of incorporation	Beijing, China
Date of incorporation	Nov. 23, 2010